Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Jubilee Provisions

(in €‘000)	December 31, 2021	December 31, 2020
Jubilee provision
Current	—	—
Non-current	73	78
Total	73	78
Restructuring provision
Current	248	364
Non-current	—	59
Total	248	423
Other provisions
Current	—	—
Non-current	60	70
Total	60	70
Total provisions
Current	248	364
Non-current	133	207
Total	381	571

Summary of Restructuring Provision

(in €‘000)	2021	2020
Current portion	364	—
Non-current portion	59	—
Carrying amount at January 1	423	—

Movements
Additions	53	3,804
Releases	—	—
Used during the year	(228)	(3,381)
Interest accretion	—	—
Carrying amount at December 31	248	423

Current portion	248	364
Non-current portion	—	59
Carrying amount at December 31	248	423

Summary of Maturities of Total Provisions

(in €‘000)	Jubilee provision	Restructuring provision	Other provisions	Total
Amounts due within one year	—	248	—	248
Amounts due between one and five years	8	—	—	8
Amounts due after five years	65	—	60	125
Total	73	248	60	381